Shareholder Fees {- Fidelity Series Inflation-Protected Bond Index Fund}	Mar. 01, 2021 USD ($)
12.31 Fidelity Series InflationProtected Bond Index Fund Series PRO-08 | Fidelity Series Inflation-Protected Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none